Summary of significant accounting policies - Schedule of Consolidated Subsidiaries (Details)	Dec. 31, 2023
SGOCO International (HK) Limited
Entity Information [Line Items]
Percentage ownership	100.00%
Beijing SGOCO Image Technology Co., Ltd.
Entity Information [Line Items]
Percentage ownership	100.00%
Giant Financial Services Limited ("GFS")
Entity Information [Line Items]
Percentage ownership	100.00%
Apiguru Pty Limited ("Apiguru")
Entity Information [Line Items]
Percentage ownership	100.00%
Giant Connection Limited
Entity Information [Line Items]
Percentage ownership	100.00%
Giant Credit Limited ("GCL")
Entity Information [Line Items]
Percentage ownership	100.00%
11 Hau Fook Street Limited
Entity Information [Line Items]
Percentage ownership	100.00%
Paris Sky Limited
Entity Information [Line Items]
Percentage ownership	100.00%
Vision Lane Limited
Entity Information [Line Items]
Percentage ownership	100.00%
Suns Tower Limited
Entity Information [Line Items]
Percentage ownership	100.00%
First Asia Finance Limited ("FAF")
Entity Information [Line Items]
Percentage ownership	100.00%